Schedule III - Real Estate and Accumulated Depreciation and Amortization	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Text Block]
Presidio Property Trust, Inc. and Subsidiaries
Schedule III—Real Estate and Accumulated Depreciation and Amortization – as of
December
31,
2019

All amounts are in thousands		Initial Cost					Total Cost		(1)
Property Name/		Land	Building and	Acquisition	Capitalized	Land	Building &	Total	Accumulated Depreciation &	Reserve for	NBV Real	Date	Year Built/
Location	Encumbrances	Cost	Improvements	Price	Improvements	Cost	Improvements	Cost	Depreciation	Impairment	Estate	Acquired	Renovated
Garden Gateway, Colorado Springs, CO (2)	$6,071	$3,035	$12,091	$15,126	$3,293	$3,035	$10,874	$17,202	$5,774	—	$11,428	03/07	1982/2006
Executive Park, Colorado Springs, CO	4,840	1,266	8,815	10,081	1,511	1,266	7,880	10,657	2,934	—	7,723	07/08	2000
Genesis Plaza, San Diego, CA	6,378	1,400	8,600	10,000	2,423	1,400	8,071	11,894	3,105	—	8,789	08/10	1989
Dakota Center, Fargo, ND	10,112	832	8,743	9,575	1,270	832	9,917	12,019	3,165	—	8,854	05/11	1982
Grand Pacific Center, Bismarck, ND	3,852	413	4,926	5,339	872	413	6,099	7,384	1,470	—	5,914	03/14	1976
Union Terrace, Lakewood, CO (2)	6,240	1,717	7,708	9,425	3,750	1,717	5,853	11,320	2,895	—	8,425	08/14	1982
Centennial Tech Center, Colorado Springs, CO (2) (3)	9,562	2,025	13,475	15,500	3,545	2,025	10,556	16,126	2,994	—	13,132	12/14	1999
Arapahoe Center, Centennial, CO	8,086	1,420	10,430	11,850	2,076	1,420	8,857	12,353	2,605	—	9,748	12/14	2000
West Fargo Industrial, Fargo, ND	4,216	1,693	6,207	7,900	234	1,693	6,063	7,990	778	—	7,212	08/15	1998/2005
300 N.P., Fargo, ND	2,312	135	3,715	3,850	317	135	3,589	4,041	636	—	3,405	08/15	1922
Highland Court, Centennial, CO	6,424	3,608	9,442	13,050	3,384	3,608	7,767	14,759	3,339	—	11,420	08/15	1984
One Park Centre, Westminster, CO	6,488	1,206	7,944	9,150	1,357	1,206	7,416	9,979	1,460	—	8,519	08/15	1983
Shea Center II, Highlands Ranch, CO	17,728	2,214	23,747	25,961	5,711	2,214	19,515	27,440	5,587	—	21,853	12/15	2000
Total Office/ Industrial properties	92,309	20,964	125,843	146,807	29,743	20,964	112,457	163,164	36,742	—	126,422
World Plaza, San Bernardino, CA (2)	4,979	1,698	6,232	7,930	749	1,698	8,803	11,250	2,246	700	8,304	09/07	1974
Waterman Plaza, San Bernardino, CA	3,274	2,350	4,814	7,164	239	2,383	4,324	6,946	1,224	833	4,889	08/08	2008
Union Town Center, Colorado Springs, CO	8,440	1,750	9,462	11,212	504	1,750	8,932	11,186	1,574	—	9,612	12/14	2003
Research Parkway, Colorado Springs, CO	1,813	408	2,442	2,850	164	408	2,349	2,921	408	—	2,513	8/15/2016	2003
Total Retail properties	18,506	6,206	22,950	29,156	1,656	6,239	24,408	32,303	5,452	1,533	25,318
Model Homes -NDMHR, LP	2,840	1,387	7,019	8,406	—	984	4,331	5,315	339	—	4,976	2010 - 2016	2010 - 2016
Model Homes-DMH LP #202	4,784	1,384	7,381	8,765	—	1,152	6,332	7,484	378	—	7,106	2014 - 2018	2014 - 2018
Model Homes-DMH LP #203	8,650	1,911	10,220	12,131	—	2,359	10,803	13,162	513		12,649	2016 - 2019	2016 - 2019
Model Homes-DMH LP #204	5,851	1,409	6,522	7,931		1,545	7,209	8,754	271		8,483	2018 - 2019	2018 - 2019
Model Homes-DMH LP #205	3,687	1,021	4,309	5,330	—	1,021	4,309	5,330	35	—	5,295	2019	2019
Model Homes-NMH Inc.	6,832	1,998	11,247	13,245	—	1,620	8,722	10,342	384	—	9,958	2016 - 2019	2016 - 2019
Total Model Home properties	32,644	9,110	46,698	55,808	—	8,681	41,706	50,387	1,920	—	48,467
											—
CONSOLIDATED TOTALS:	$143,459	$36,280	$195,491	$231,771	$31,399	$35,884	$178,571	$245,854	$44,114	$1,533	$200,207

(1)	Depreciation is computed on a straight-line basis using useful lives up to 39 years.
(2)	Property held for sale as of December 31, 2019.
(3)	Centennial Tech Center sold for approximately $15.0 million on February 5, 2020.

	For the Year Ended December 31,
	2019	2018
Real estate
Balance at the beginning of the year	$254,675,874	$274,546,199
Acquisitions	13,037,562	17,326,915
Improvements	6,393,711	3,359,283
Impairments	—	(532,951)
Dispositions of real estate	(29,786,565)	(40,023,572)
Balance at the end of the year	$244,320,582	$254,675,874
Accumulated depreciation and amortization
Balance at the beginning of the year	$(43,567,809)	$(40,012,255)
Depreciation and amortization expense	(6,693,613)	(8,452,012)
Dispositions of real estate	6,147,460	4,896,458
Balance at the end of the year	$(44,113,962)	$(43,567,809)
Real estate assets, net	$200,206,620	$211,108,065